Subsequent Events 3M (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Issued, Warrants	90,000,000				2,483,334
Common Stock, value					$ 220,000
Debt Instrument, Converted Amount	$ 499,825	$ 499,825			$ 499,686	$ 28,818
Reserved common shares					390,004,800
Due to related parties	$ 6,141		$ 6,141		$ 6,067	$ 36,000
Sale of Stock #3
Date of Issuance			Jul. 07, 2015	Jul. 07, 2015
Common Stock, shares issued			161,942,326	161,942,326
Common Stock, price per share			$ 0.00007	$ 0.00007
Common Stock, value			$ 11,335	$ 11,336
Sale of Stock #4
Date of Issuance			Jul. 15, 2015	Jul. 15, 2015
Common Stock, shares issued			143,928,240	143,928,240
Common Stock, price per share			$ 0.00007	$ 0.00007
Common Stock, value			$ 10,074	$ 10,075
Convertible Prom Note #25
Date of Agreement	Aug. 28, 2015
Convertible Note	$ 15,000
Interest Rate	8.00%
Due date	Apr. 28, 2016